UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2010
Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.
The Advisors’ Inner Circle Fund
The Sands Capital Global Growth Fund

Annual Report	October 31, 2010
Investment Adviser:
Sands Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
TABLE OF CONTENTS

Shareholders’ Letter	1

Schedule of Investments	6

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	24

Trustees and Officers of the Advisors’ Inner Circle Fund	26

Disclosure of Fund Expenses	34
The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-826-5646; and (ii) on the SEC’s website at http://www.sec.gov.

ii

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
Dear Shareholder:
We are pleased to send you the Annual Report for the Sands Capital Global Growth Fund (the “Fund”) for the period ending October 31, 2010. Since its recent inception on March 31, 2010 the Fund has returned 14.9% (Institutional Class) and 14.8% (Investor Class), compared to a 4.1% return for the MSCI All Country World Index. Given our long-term orientation we tend not to have too much investment activity to report during any given quarter or two. Stock prices and investment performance may be volatile in the short-term, but underlying business values are of much greater interest to us as investors. Consequently, instead of attempting to explain short-term stock price fluctuations, we typically approach this letter as an opportunity to remind our Fund investors what it is we do at Sands Capital, and more importantly, why we do it.
Our proprietary fundamental research focuses on identifying leading growth businesses that meet the following six investment criteria, which collectively have served as the cornerstone of the investment strategy at Sands Capital for almost 20 years: 1) sustainable above average earnings growth; 2) leadership position in a promising business space; 3) significant competitive advantages; 4) clear mission and value-added focus; 5) financial strength; and 6) rational valuation relative to the market and business prospects. These deceptively “simple” criteria form the foundation of everything we do at Sands Capital. They serve as a common language for the research team; a common lens through which to focus our efforts on what we believe is the relatively small “sweet spot” of sustainable growth that exists within the vast universe of global equities. In this letter we highlight how our focus on innovation and secular growth trends helps us identify businesses that we believe are well-positioned to generate long-term wealth creation for shareholders.
Innovation & Secular Growth Trends—A Winning Combination
The focus of our investment research process is on identifying and owning high quality, leading growth businesses using a fundamental, bottom up approach, as well as considering how these individual businesses may benefit from broader secular growth trends. We think our approach of managing a concentrated portfolio is particularly relevant at a time when developed markets like the U.S., Western Europe and Japan are experiencing slower economic growth, as our portfolio is exposed to unique secular trends that enable above average growth despite challenges such as slower consumer spending and government austerity.
We focus on owning companies that drive robust growth because of how they are positioned relative to fundamental changes within a particular business space. (In the

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
case of the significant business revenues generated from emerging markets across the portfolio, robust growth is also driven by broader macroeconomic trends or “tail-winds” such as strong demographics.) For example, while consumer spending has been constrained by high unemployment and personal debt in the developed markets in which it operates, Amazon.com has been able to deliver 25%-40% year-over-year revenue growth each quarter over the past year. This is in part driven by company-specific factors (e.g., success with new product categories, its “Fulfillment by Amazon” (FBA) program and the Kindle), but also because consumers continue to shift more of their purchases online from conventional retailers given the broad appeal of greater selection, convenience and value. A similar “emerging markets” story can be told for MercadoLibre, a leading third party e-commerce platform in Latin America, which we believe will benefit from the same secular trend regarding online retail sales, but also from the additional “tailwinds” of increased internet and broadband penetration, as well as strong regional demographics.
The existence of long-term secular trends may enhance our conviction that a company’s growth is sustainable and can also provide important context for understanding and attempting to project the potential duration of that growth. For example, the long-term trend of consumers shifting their payments from cash/check to credit/debit cards increases our visibility and conviction in the sustainability of growth for companies like Visa, the largest payment network company in the world, and Cielo, the leading “merchant acquirer” in Brazil. Separately, the rise of the emerging market consumer given per-capita income growth provides us with great conviction that a company like Tingyi—China’s largest packaged food and beverage company with a roughly 55% share of the instant noodle market and 50% share of the ready to drink tea market—can sustain above average growth for many years. In addition to rising household incomes, Tingyi should benefit from increased urbanization and household formation, higher workforce participation by women, as well as its broad distribution network and dominant brand recognition (Master Kong).
We believe our businesses are often not only well-positioned as the beneficiaries of long-term secular growth trends, but many times are actually defining, pioneering, and/or driving these trends via leadership through innovation. For example, Apple did not invent the phone, but the iPhone has set the standard for the smartphone category by adding innovations such as touch screens and the App Store capability. Jeronimo Martins did not invent the supermarket, but is innovating formal sales and distribution as the largest food retailer in Poland, where it is driving significant growth via its scale, value and private label products. Intuitive Surgical did not invent

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
minimally invasive surgery, but pioneered robotic surgery and continues to stay at the front of this wave of innovation that is affecting most hospitals that perform advanced surgery.
Given the volatility of global equities over the past few years, the importance of “owning the leaders” may seem more obvious to investors than at certain times in the past. However, there are considerable challenges to implementing this strategy profitably, as we do not think this approach simply means buying the largest company or market share leader in a given industry. Instead, our research work focuses on separating the truly special leaders from the conventional ones, by identifying those businesses that we think are in the “sweet spot” of sustainable above average growth. As indicated in the previous company examples, all of our portfolio companies are doing the same things to ensure long-term growth via essential activities that may include 1) creating growth drivers: new products/services and entering new markets; 2) developing and anticipating important industry trends; 3) creating competitive barriers; 4) gaining market share; 5) building financial muscle to weather adverse periods and funding new opportunities; 6) displaying superior management ability; and/or 7) applying technology to add value. The macroeconomic headwinds in many developed markets serve as a powerful reminder of how important these activities are when it comes to a company’s ability to effectively navigate market extremes and continue to create business value, and ultimately wealth for shareholders.
Our “simple” investment philosophy is founded on a belief that stock price appreciation follows sustained above average earnings growth. Through our deep, fundamental research—a direct result of having a 25-member Research Team with each member covering on average fewer than five companies and the expectation that we will own these companies for 3-5+ years—we are able to build conviction in a company’s ability to grow at a higher rate and/or for a longer duration than the market expects. We think the difference in perspective that comes with our longer time horizon allows us to benefit in a world in which undue emphasis is placed on quarterly results and short-term stock price fluctuations, instead of long-term business results and wealth creation. Importantly, we continue to find and research leading businesses at rational valuations; businesses that are taking market share from weaker competitors. We have identified 38 of these special businesses around the world, and expect that attractive future long-term absolute returns are likely to be driven by the compelling growth and duration that exists in our portfolio today.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
We greatly appreciate your interest and support, and look forward to providing future updates on our investment approach and results.
Sincerely,
The Sands Capital Management Investment Team
This material represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
Definition of the Comparative Index
The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
Growth of a $10,000 Investment

*	If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

**	The Fund commenced operations on March 31, 2010.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.
Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.
The Fund’s performance assumes the reinvestment of dividends and capital gains.
Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares.
See definition of comparative index on page 4.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
SECTOR WEIGHTINGS (unaudited)†

†	Percentages based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.7%

	Shares	Value
ARGENTINA — 1.7%
MercadoLibre*	1,430	$94,566

AUSTRALIA — 1.6%
CSL	2,775	89,299

BRAZIL — 8.6%
BM&F Bovespa	25,375	212,231
Cielo	6,775	58,543
Hypermarcas*	7,225	119,749
Natura Cosmeticos	2,775	79,548

		470,071

CHINA — 5.0%
Mindray Medical International ADR	2,950	85,491
New Oriental Education & Technology Group ADR*	1,200	128,844
Tingyi (Cayman Islands) Holding	20,800	56,620

		270,955

HONG KONG — 4.7%
Hong Kong Exchanges and Clearing	2,100	46,219
Li & Fung	39,600	209,203

		255,422

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
MEXICO — 2.4%
Wal-Mart de Mexico	46,775	$128,201

NETHERLANDS — 2.3%
ASML Holding ADR	3,675	121,973

PORTUGAL — 1.5%
Jeronimo Martins SGPS	5,475	82,133

SOUTH AFRICA — 5.4%
Naspers, Cl N	5,575	295,897

SWITZERLAND — 6.6%
ABB ADR	3,600	74,484
Kuehne & Nagel International	1,325	164,008
SGS	75	120,143

		358,635

TAIWAN — 1.1%
Taiwan Semiconductor ADR	5,275	57,550

UNITED KINGDOM — 3.2%
ARM Holdings	22,175	128,932
Reckitt Benckiser Group	800	44,696

		173,628

UNITED STATES — 46.6%
Allergan	1,500	108,615
Amazon.com*	1,435	236,976
Apple*	520	156,452
Charles Schwab	4,625	71,225
FMC Technologies*	2,700	194,670
Google, Cl A*	230	140,988
IntercontinentalExchange*	965	110,850
Intuitive Surgical*	500	131,475
Las Vegas Sands*	3,550	162,874
National Oilwell Varco	4,000	215,040
Praxair	1,350	123,309
QUALCOMM	5,950	268,523
Salesforce.com*	2,000	232,140
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
UNITED STATES — (continued)
Schlumberger	1,965	$137,334
Visa, Cl A	3,150	246,235

		2,536,706

TOTAL COMMON STOCK (Cost $4,254,221)		4,935,036

LOW EXERCISE PRICE OPTION WARRANTS — 4.6%
INDIA — 4.6%
ITC Ltd. expires 01/30/12 (A)†*	3,900	14,937
ITC Ltd. expires 09/29/14 (A)††*	28,375	108,676
Larsen and Toubro. expires 09/24/13 (A)†*	1,500	68,115
Larsen and Toubro. expires 11/04/14 (A)††*	1,250	56,763

TOTAL LOW EXERCISE PRICE OPTION WARRANTS (Cost $201,992)		248,491

TOTAL INVESTMENTS — 95.3% (Cost $4,456,213)		$5,183,527

Percentages are based on Net Assets of $5,441,677.

*	Non-income producing security.

(A) 144A —	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2010, the value of these securities amounted to $248,491, representing 4.6% of net assets.

†	Security issued by J.P. Morgan International Derivatives Ltd.

††	Security issued by JPMorgan Chase Bank N.A.

ADR —	American Depositary Receipt

Cl —	Class

Ltd. —	Limited
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $4,456,213)	$5,183,527
Cash	213,768
Receivable for Capital Shares Sold	63,363
Receivable due from Investment Adviser	31,622
Deferred Offering Costs	24,355
Prepaid Expenses	6,660
Reclaim Receivable	394

Total Assets	5,523,689

Liabilities:
Payable due to Administrator	13,589
Payable due to Investment Adviser	3,750
Chief Compliance Officer Fees Payable	3,325
Payable due to Trustees	1,980
Shareholder Servicing Fees Payable	107
Other Accrued Expenses	59,261

Total Liabilities	82,012

Net Assets	$5,441,677

NET ASSETS CONSIST OF:
Paid-in-Capital	$4,698,779
Accumulated Net Realized Gain on Investments	15,526
Net Unrealized Appreciation on Investments	727,314
Net Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	58

Net Assets	$5,441,677

Net Asset Value Per Share —
Institutional Shares ($5,207,241 ÷ 453,349 shares)	$11.49

Net Asset Value Per Share —
Investor Shares ($234,436 ÷ 20,428 shares)	$11.48

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
FOR THE PERIOD ENDED
OCTOBER 31, 2010*
STATEMENT OF OPERATIONS

Investment Income
Dividend Income	$27,016
Less: Foreign Taxes Withheld	(725)

Total Investment Income	26,291

Expenses
Administration Fees	93,809
Investment Advisory Fees	18,518
Trustees’ Fees	6,021
Chief Compliance Officer Fees	5,819
Shareholder Servicing Fees — Investor Class	107
Transfer Agent Fees	49,614
Offering Costs (see Note 2)	34,203
Legal Fees	22,000
Audit Fees	19,334
Printing Fees	18,237
Custodian Fees	16,106
Registration Fees	2,497
Insurance and Other Expenses	6,508

Total Expenses	292,773

Less:
Waiver of Investment Advisory Fees	(18,518)
Reimbursement by Investment Advisor	(250,276)
Fees Paid Indirectly	(1)

Net Expenses	23,978

Net Investment Income	2,313

Net Realized Gain (Loss) on:
Investments	28,067
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(14,854)

Net Realized Gain	13,213

Net Unrealized Appreciation (Depreciation) on:
Investments	727,314
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	58

Net Unrealized Appreciation	727,372

Net Gain on Investments and Foreign Currency Transactions	740,585

Net Increase in Net Assets Resulting from Operations	$742,898

*	Commenced operations on March 31, 2010.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31, 2010*
Operations:
Net Investment Income	$2,313
Net Realized Gain on Investments, Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	13,213
Net Unrealized Appreciation (Depreciation) on Investments, Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	727,372

Net Increase in Net Assets Resulting From Operations	742,898

Capital Share Transactions:
Institutional Shares
Issued	2,212,245
Redeemed	(18,087)
Issued in connection with in-kind transfer**	2,304,403

Net Institutional Share Transactions	4,498,561

Capital Share Transactions:
Investor Shares
Issued	100,318
Redeemed	(100)
Issued in connection with in-kind transfer**	100,000

Net Investor Share Transactions	200,218

Net Increase in Net Assets from Share Transactions	4,698,779

Total Increase in Net Assets	5,441,677

Net Assets:
Beginning of Year	—

End of Year (including Undistributed Net Investment Income of $0)	$5,441,677

Shares Transactions:
Institutional Shares
Issued	224,678
Redeemed	(1,769)
Issued in connection with in-kind transfer**	230,440

Net Institutional Share Transactions	453,349

Shares Transactions:
Investor Shares
Issued	10,438
Redeemed	(10)
Issued in connection with in-kind transfer**	10,000

Net Investor Share Transactions	20,428

Net Increase in Shares Outstanding From Share Transactions	473,777

*	Commenced operations on March 31, 2010.

**	See Note 10.
Amount designated as “—” is $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Period

	Institutional
	Shares
	Period
	Ended
	October 31, 2010*
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income†	0.01
Net Realized and Unrealized Gain	1.48

Total from Investment Operations	1.49

Net Asset Value, End of Period	$11.49

Total Return††	14.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$5,207
Ratio of Expenses to Average Net Assets	1.10	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	13.43	%**
Ratio of Net Investment Income to Average Net Assets	0.11	%**
Portfolio Turnover Rate	17	%***

*	Commenced operations on March 31, 2010.

**	Annualized.

***	Not annualized.

†	Per share calculations were performed using average shares for the period.

††	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout The Period

	Investor
	Shares
	Period
	Ended
	October 31, 2010*
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income†	—	(1)
Net Realized and Unrealized Gain	1.48

Total from Investment Operations	1.48

Net Asset Value, End of Period	$11.48

Total Return††	14.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$234
Ratio of Expenses to Average Net Assets	1.20	%**@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	13.67	%**
Ratio of Net Investment Income to Average Net Assets	0.02	%**
Portfolio Turnover Rate	17	%***

*	Commenced operations on March 31, 2010.

**	Annualized.

***	Not annualized.

(1)	Amount shown represents less than $0.01.

†	Per share calculations were performed using average shares for the period.

††	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

@	Ratio would have been 1.35% had the Fund been charged the full 0.25% for shareholder servicing fees.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
NOTES TO FINANCIAL STATEMENTS
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment global company with 34 funds. The financial statements herein are those of the Sands Capital Global Growth Fund (the “Fund”). The Fund consists of Institutional and Investor share classes which commenced operations on March 31, 2010. The investment objective of the Fund is long-term capital appreciation. The Fund, a diversified fund, invests primarily in equity securities of publicly-traded companies located anywhere in the world, including equity securities in developing or emerging markets. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund:
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2010, there were no fair valued securities.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.
The Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s administrator and can request that a meeting of the Committee be held.
If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.
Low Exercise Price Option Warrants (“LEPO”) are purchased in order to own local exposure to certain countries in which the Fund is not locally registered. LEPOs are valued at fair value in accordance with the Committee’s approved fair valuation procedures, which are in agreement with the defined valuation terms by the LEPO’s issuer.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
The following is a summary of the inputs used as of October 31, 2010 involving the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,935,036	$—	$—	$4,935,036
Low Exercise Price Option Warrants	—	248,491	—	248,491

Total Investments in Securities	$4,935,036	$248,491	$—	$5,183,527

During the period ended October 31, 2010 there were no significant transfers between Level 1 and Level 2 investments. For the period ended October 31, 2010, there were no Level 3 investments.
For the period ended October 31, 2010, there have been no significant changes to the Fund’s fair value methodologies.
Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.
Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.
Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.
Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.
Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of Capital Shares held for less than ninety days. Such fees are retained by the Fund for the benefit of the remaining shareholders. There were no redemption fees retained during the period ended October 31, 2010.
Organization and Offering Costs — Organization costs of the Fund, which commenced operations on March 31, 2010, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of October 31, 2010, $24,355 remained to be amortized.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
The services provided by the Chief Compliance Officer (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:
The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to 0.15% of the first $250 million, 0.12% of the next $250 million and 0.10% of any amount above $500 million of the Fund’s average daily net assets, subject to a minimum fee of $150,000 plus $10,000 per each additional class.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.
The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the period ended October 31, 2010, the Fund incurred 0.10%, $107, of shareholder servicing fees.
Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
During the period ended October 31, 2010, the Fund earned cash management credits of $1 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.
5. Investment Advisory Agreement:
Sands Capital Management, LLC (the “Adviser”) serves as the investment adviser for the Fund. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.10% and 1.35% of the Fund’s Institutional Class Shares’ and Investor Class Shares’ average daily net assets, respectively. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. At October 31, 2010 the amount the Adviser may seek as reimbursement of previously waived and reimbursed fees for the Fund was $268,794.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
6. Investment Transactions:
For the period ended October 31, 2010, the Fund made purchases of $5,047,002 and sales of $618,856 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
Accordingly, the following permanent differences that are primarily attributable to foreign currency gain (loss) and utilization of net operating losses to offset net short term capital gains have been reclassified to (from) the following accounts:

Undistributed Net	Accumulated Net
Investment Loss	Realized Gain
$(2,313)	$2,313
There were no dividends and distributions declared during the period ended October 31, 2010.
As of October 31, 2010, the components of Distributable Earnings on a tax basis were as follows:

Undistributed	Unrealized	Total Distributable
Ordinary Income	Appreciation	Earnings
$16,571	$726,327	$742,898
For Federal income tax purposes, the cost of securities owned at October 31, 2010, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future periods.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at October 31, 2010, were as follows:

	Aggregate	Aggregate
	Gross	Gross	Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$4,457,258	$791,051	$(64,782)	$726,269
8. Indemnifications:
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.
9. Concentration of Risks:
When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized. At October 31, 2010, the net assets of the Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
10. In-Kind Transfer:
On March 31, 2010, the Fund commenced operations as a result of a contribution in-kind of investment securities from a separately managed account managed by the Adviser. As a result of the transfer, the securities were transferred at their current value on the date of transaction as follows:

Class	Shares Issued	Value
Institutional	230,440	$2,304,403
Investor	10,000	100,000
11. Other:
At October 31, 2010, 83% of Institutional and 100% of Investor shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding.
12. Recent Accounting Pronouncement:
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.
13. Subsequent Event:
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of
Sands Capital Global Growth Fund of The Advisors’ Inner Circle Fund
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Sands Capital Global Growth Fund (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2010, and the related statement of operations, statement of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sands Capital Global Growth Fund of The Advisors’ Inner Circle Fund at October 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
December 22, 2010

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THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons” of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor.

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INTERESTED BOARD MEMBERS

ROBERT A. NESHER 64 yrs. old	Chairman of the Board of Trustees	(Since 1991)

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 70 yrs. old	Trustee	(Since 1992)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-826-5646. The following chart lists Trustees and Officers as of October 31, 2010.

	Number of
	Funds
	in The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., SEI Multi-Strategy Funds plc., and SEI Islamic Investments Fund plc.

Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Limited and SEI Investments — Unit Trust Management (UK) Limited.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT BOARD MEMBERS

JAMES M. STOREY 79 yrs. old	Trustee	(Since 1994)

GEORGE J. SULLIVAN, JR. 67 yrs. old	Trustee	(Since 1999)

BETTY L. KRIKORIAN 67 yrs. old	Trustee	(Since 2005)

CHARLES E. CARLBOM 76 yrs. old	Trustee	(Since 2005)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010

	Number of
	Funds
	in The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Attorney, Solo Practitioner since 1994. Partner, Dechert, September 1987-December 1993.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Massachusetts Health and Education Tax-Exempt Trust, and U.S. Charitable Gift Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

Self-Employed Consultant, Newfound Consultants, Inc. since April 1997.	34	Trustee of the Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

Vice President Compliance, AARP Financial Inc. since September 2008. Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003.	34	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Self-Employed Business Consultant, Business Project Inc. since 1997. CEO and President, United Grocers Inc. from 1997 to 2000.	34	Director, Oregon Transfer Company and Oregan Transfer Logistics, Inc. and Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT BOARD MEMBERS (continued)

MITCHELL A. JOHNSON 68 yrs. old	Trustee	(Since 2005)

JOHN K. DARR 66 yrs. old	Trustee	(Since 2008)

OFFICERS

PHILIP T. MASTERSON 46 yrs. old	President	(Since 2008)

MICHAEL LAWSON 50 yrs. old	Treasurer, Controller and Chief Financial Officer	(Since 2005)

RUSSELL EMERY 47 yrs. old	Chief Compliance Officer	(Since 2006)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010

Number of
Funds
in The Advisors’
Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Retired.	34	Trustee of the Advisors’ Inner Circle Fund II, and Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

CEO, Office of Finance, FHL Banks from 1992 to 2007.	34	Director of Federal Home Loan Bank of Pittsburgh and Manna, Inc. and Trustee of the Advisors’ Inner Circle Fund II and Bishop Street Funds.

Managing Director of SEI Investments since 2006. Vice President and Assistant Secretary of the Administrator from 2004 to 2006. General Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.
	N/A	N/A

Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments Fund Accounting from April 1995 to February 1998 and November 1998 to July 2005.	N/A	N/A

Director of Investment Product Management and Development at SEI Investments since February 2003. Senior Investment Analyst, Equity team at SEI Investments from March 2000 to February 2003.	N/A	N/A

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served

OFFICERS (continued)

JOSEPH M. GALLO 37 yrs. old	Vice President and Secretary	(Since 2007)

CAROLYN F. MEAD 53 yrs. old	Vice President and Assistant Secretary	(Since 2007)

JAMES NDIAYE 42 yrs. old	Vice President and Assistant Secretary	(Since 2004)

TIMOTHY D. BARTO 42 yrs. old	Vice President and Assistant Secretary	(Since 2000)

MICHAEL BEATTIE 45 yrs. old	Vice President	(Since 2009)

ANDREW S. DECKER 47 yrs. old	AML Officer	(Since 2008)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010

Number of
Funds
in The Advisors’
Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member

Corporate Counsel of SEI since 2007; Associate Counsel, ICMA Retirement Corporation 2004-2007; Federal Investigator, U.S. Department of Labor 2002-2004; U.S. Securities and Exchange Commission—Division of Investment Management, 2003
	N/A	N/A

Corporate Counsel of SEI since 2007; Associate, Stradley, Ronon, Stevens & Young 2004-2007; Counsel, ING Variable Annuities, 1999-2002.	N/A	N/A

Employed by SEI Investments Company since 2004. Vice President, Deutsche Asset Management from 2003-2004. Associate, Morgan, Lewis & Bockius LLP from 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group from 1999-2000.
	N/A	N/A

General Counsel, Vice President and Assistant Secretary of SEI Investments Global Funds Services since 1999; Associate, Dechert (law firm) from 1997-1999; Associate, Richter, Miller & Finn (law firm) from 1994-1997.
	N/A	N/A

Director of Client Services at SEI since 2004.	N/A	N/A

Compliance Officer and Product Manager, SEI, 2005-2008. Vice President, Old Mutual Capital, 2000-2005. Operations Director, Prudential Investments, 1998-2000.	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the next page illustrates your Fund’s costs in two ways:
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
OCTOBER 31, 2010
DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	5/01/10	10/31/10	Ratios	Period*

Sands Capital Global Growth Fund

Actual Fund Return
Institutional Shares	$1,000.00	$1,135.40	1.10%	$5.92
Investor Shares	1,000.00	1,134.40	1.20	6.46

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,019.66	1.10%	$5.60
Investor Shares	1,000.00	1,019.16	1.20	6.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the commencement of operations period shown).

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NOTES

Sands Capital Global Growth Fund
P.O. Box 219009
Kansas City, MO 64121
888-826-5646
Adviser:
Sands Capital Management, LLC
1101 Wilson Boulevard, Suite 2300
Arlington, VA 22209
Distributor:
SEI Investments Distribution Co.
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103
Independent Registered Public Accounting Firm:
Ernst & Young, LLP
2001 Market Street, Suite 4000
Philadelphia, PA 19103
This information must be preceded or accompanied by a current prospectus for the Fund described.
SAN-AR-001-0100

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.
Item 3. Audit Committee Financial Expert.
(a)(1) The registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust
PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

	2010			2009
			All other fees			All other fees
		All fees and	and services		All fees and	and services
	All fees and	services to	to service	All fees and	services to	to service
	services to	service	affiliates that	services to	service	affiliates that
	the Trust that	affiliates that	did not	the Trust that	affiliates that	did not
	were pre-	were pre-	require pre-	were pre-	were pre-	require pre-
	approved	approved	approval	approved	approved	approval
(a) Audit Fees	$211,890	$0	$0	$244,818	$0	$0
(b) Audit-Related Fees	$ 4,000	$0	$0	$ 0	$0	$0
(c) Tax Fees	$ 55,000	$0	$0	$ 0	$0	$0
(d) All Other Fees	$ 0	$0	$0	$ 0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust
E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

	2010			2009
			All other fees			All other fees
		All fees and	and services		All fees and	and services
	All fees and	services to	to service	All fees and	services to	to service
	services to	service	affiliates that	services to	service	affiliates that
	the Trust that	affiliates that	did not	the Trust that	affiliates that	did not
	were pre-	were pre-	require pre-	were pre-	were pre-	require pre-
	approved	approved	approval	approved	approved	approval
(a) Audit Fees	$259,524	N/A	N/A	$245,808	N/A	N/A
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A
(e)(1) Not applicable.
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2010	2009
Audit-Related Fees	1.9%	0%
Tax Fees	26.0%	0%
All Other Fees	0%	0%
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2010	2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By
/s/ Philip T. Masterson Philip T. Masterson, President
Date: December 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Philip T. Masterson Philip T. Masterson, President

Date: December 17, 2010

By
/s/ Michael Lawson Michael Lawson, Treasurer,
Controller & CFO
Date: December 17, 2010